Basis of Presentation: Inventories (Policies) (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Policies
Inventories	Inventories Inventories are stated at lower of cost or market value, and is determined using the first-in, first-out method (FIFO). All inventories consist of medical devices and accessories.